Summary of Significant Accounting Policies - Additional Information (Details) ¥ in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2022 CNY (¥) segment	Jun. 30, 2022 USD ($) segment	Jun. 30, 2021 CNY (¥)	Dec. 31, 2021 CNY (¥)	Jun. 30, 2022 USD ($)
Going concern
Accumulated deficit	¥ (4,510,482)			¥ (4,313,637)	$ (673,397)
Net loss	(192,100)	$ (28,678)	¥ (243,867)
Net cash provided by operating activities	(46,630)	(6,962)	(57,764)
Cash and cash equivalents	239,231			492,107	35,716
Equity method investments
Impairment losses	62,623
Impairment of Long-lived Assets other than goodwill
Impairment loss for non-current assets	¥ 7,642	$ 1,141
Value added taxes
Vat rate	6.00%	6.00%
Revenue
Revenue	¥ 144,834	$ 21,623	692,460	692,460
Employee Benefits
Employee social insurance benefits	9,394		23,173
Leases
Capital leases	¥ 0			0
Segment Reporting
Operating segments | segment	1	1
Statutory Reserves
Minimum percentage of after-tax profits appropriated to the general reserve fund	10.00%	10.00%
Maximum percentage of after-tax profits appropriated to the general reserve fund	50.00%	50.00%
Minimum percentage of after-tax profits appropriated to the statutory surplus fund	10.00%	10.00%
Maximum percentage of after-tax profits appropriated to the statutory surplus fund	50.00%	50.00%
Appropriation to the general reserve fund	¥ 0		0
Appropriation to the discretionary funds	0		0
Recent Accounting Pronouncements
Future minimum lease commitments under non-cancellable operating lease	20,885			32,651	$ 20,885
Goodwill impairment				¥ 31,188
Franchise Income
Revenue
Revenue	¥ 773		¥ 9,649